Significant capital and funding transactions - Summary of Common Shares Issued (Parenthetical) (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure of classes of share capital [line items]
Book value of shares purchased for cancellation	$ 197	$ 128	$ 556	$ 1,275
Common shares [member]
Disclosure of classes of share capital [line items]
Fair value of shares purchased for cancellation	$ 197	$ 128	$ 556	$ 1,275
Average cost of shares purchased for cancellation	$ 102.82	$ 99.21	$ 97.36	$ 99.28
Book value of shares purchased for cancellation	$ 24	$ 16	$ 70	$ 157
Average book value of shares purchased for cancellation	$ 12.28	$ 12.23	$ 12.26	$ 12.22